RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Oct. 25, 2023	Apr. 30, 2024	Feb. 28, 2023	Aug. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Settlement of liabilities on behalf of entity by related party, related party transactions					$ 35,347	$ 433,140
Issued capital [member]
Disclosure of transactions between related parties [line items]
Convertible loan note conversion	2,100,000						4,847,483
Non-adjusting event [member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party, related party transactions		$ 230,000
Tiziana Life Sciences Ltd. [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transaction					75,267
Tiziana Life Sciences Ltd. [member] | Shortterm Credit Facility [Member]
Disclosure of transactions between related parties [line items]
Maximum borrowing capacity amount				$ 2,000,000
Description of borrowing interest rates				The loan was available for a period of 6 months upon first draw-down and carries an interest rate of 16% per annum, with additional default interest of 4% if the loan is not repaid after the 6-month period.
Interest rate				16.00%
Tiziana Life Sciences Ltd. [member] | Additional Shortterm Credit Facility [Member]
Disclosure of transactions between related parties [line items]
Maximum borrowing capacity amount			$ 500,000
Additional interest rate				4.00%
Borrowings	$ 2,000,000					488,009
Accrued interest	$ 1,150,000					7,902
Repayment of principal of borrowings						7,902
Tiziana Life Sciences Ltd. [member] | Service Agreement [member]
Disclosure of transactions between related parties [line items]
Service received related party transaction					139,963	159,501
Amounts payable related party transaction					297,870	$ 184,150
John Brancaccio [Member]
Disclosure of transactions between related parties [line items]
Directors fees					13,408
Bernard Denoyer [Member]
Disclosure of transactions between related parties [line items]
Directors fees					13,408
Gary Jacobs [Member]
Disclosure of transactions between related parties [line items]
Directors fees					29,167
Willy Simon [Member]
Disclosure of transactions between related parties [line items]
Directors fees					13,408
Gabriele Cerrone [Member]
Disclosure of transactions between related parties [line items]
Directors fees					$ 62,850